income taxes (Tables)	12 Months Ended
Dec. 31, 2019
income taxes
Expense composition

Years ended December 31 (millions)	2019	2018

Current income tax expense
For the current reporting period	$416	$483
Adjustments recognized in the current period for income taxes of prior periods	(63)	(5)
	353	478
Deferred income tax expense
Arising from the origination and reversal of temporary differences	193	75
Revaluation of deferred income tax liability to reflect future income tax rates	(124)	—
Adjustments recognized in the current period for income taxes of prior periods	46	(1)
	115	74
	$468	$552

Rate reconciliations

Years ended December 31 ($ in millions)	2019		2018
Income taxes computed at applicable statutory rates	$604	26.9%	$586	27.0%
Revaluation of deferred income tax liability to reflect future income tax rates	(124)	(5.5)	—	—
Adjustments recognized in the current period for income taxes of prior periods	(17)	(0.8)	(6)	(0.3)
Other	5	0.2	(28)	(1.3)
Income tax expense per Consolidated statements of income and other comprehensive income	$468	20.8%	$552	25.4%

Temporary differences

	Property, plant		Property, plant		Net pension
	and equipment		and equipment		and share-		Losses
	(owned) and intangible	Intangible	(leased), net	Contract	based	Provisions not	available to		Net deferred
	assets subject	assets with	of lease	assets and	compensation	currently	be carried		income tax
	to amortization	indefinite lives	liabilities	liabilities	amounts	deductible	forward [1]	Other	liability
As at January 1, 2018 [2]	$1,221	$1,561	$—	$441	$(120)	$(140)	$(7)	$(20)	$2,936
Deferred income tax expense recognized in
Net income	(11)	78	(1)	55	(20)	(10)	1	(18)	74
Other comprehensive income	—	—	—	—	119	—	—	(6)	113
Deferred income taxes charged directly to owners’ equity and other (Note 18(c))	(6)	79	—	—	—	(54)	—	1	20
As at December 31, 2018 [3]	$1,204	$1,718	$(1)	$496	$(21)	$(204)	$(6)	$(43)	$3,143
As at January 1, 2019	$1,204	$1,718	$(1)	$496	$(21)	$(204)	$(6)	$(43)	$3,143
IFRS 16, Leases transitional amount (Note 2(c))	—	—	(82)	—	—	15	—	14	(53)
As adjusted	1,204	1,718	(83)	496	(21)	(189)	(6)	(29)	3,090
Deferred income tax expense recognized in
Net income	332	(110)	6	(78)	(9)	(23)	(5)	2	115
Other comprehensive income	—	—	—	—	(110)	—	—	32	(78)
Deferred income taxes charged directly to owners’ equity and other (Note 18(b))	70	—	—	—	—	—	—	1	71
As at December 31, 2019 [4]	$1,606	$1,608	$(77)	$418	$(140)	$(212)	$(11)	$6	$3,198
(1)	We expect to be able to utilize our non-capital losses prior to expiry.
(2)	Deferred tax liability of $2,941, net of deferred tax asset of $5 (included in Other long-term assets).
(3)	Deferred tax liability of $3,148, net of deferred tax asset of $5 (included in Other long-term assets).
(4)	Deferred tax liability of $3,204, net of deferred tax asset of $6 (included in Other long-term assets).